Financial Income (Expenses), Net	12 Months Ended
Dec. 31, 2024
Other Income and Expenses [Abstract]
Financial Income (Expenses), Net
Note 14 - Financial Income (Expenses), Net

	Year ended December 31
	2022	2023	2024
	US$ thousands

Interest income	230	1,254	2,597
Exchange rate differences, net	2,308	163	(625)
Bank charges	(74)	(45)	(11)

	2,464	1,372	1,961